Subsequent events - Additional Details (Details) $ in Millions, ¥ in Billions				1 Months Ended
	Feb. 27, 2023 USD ($)	Feb. 27, 2023 SFr / shares	Feb. 14, 2023 USD ($)	Feb. 28, 2022	Feb. 14, 2023 JPY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 4,648	$ 4,080
Local bilateral facilities, Japan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 170			$ 69
Borrowings, term				1 year
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (per share) | SFr / shares		SFr 0.21
Dividends declared, amount	$ 113
Debt transactions
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, term			2 years
Debt transactions | Local bilateral facilities, Japan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | ¥					¥ 22.5